Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of composition of share capital
	December 31,
	2022		2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares with 0.001 GBP par value each	100,000,000	47,635,875	100,000,000	15,955,875